SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Company's financial instruments measured at fair value on recurring basis
September 30, 2012	Derivative Liability	Marketable Securities	Total
Level I	$—	$24,000	$24,000
Level II	$—	$—	$—
Level III	$62,735	$—	$62,735

December 31, 2011
Level I	$—	$38,000	$38,000
Level II	$—	$—	$—
Level III	$—	$—	$—